Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of borrowings [text block] [Abstract]
Schedule of borrowings
			2020	2019
	Interest rate	Maturity	USD	USD

Non-current
Bonds	8.5%	2025	180,014,715	-
Term loan (1)	6 month EIBOR + 4% margin [minimum 5%]		-	68,271,743
Term loan (2)	3 month EIBOR + 4% margin [minimum 5%]		-	5,889,207

			180,014,715	74,160,950

Current
Bonds	8.5%		7,000,000	-
Term loan (1)	6 month EIBOR + 4% margin [minimum 5%]		-	10,135,939
Term loan (2)	3 month EIBOR + 4% margin [minimum 5%]		-	2,138,248
Promissory notes			-	2,265,000

			7,000,000	14,539,187

Schedule of Bonds
	Coupon	Effective
	rate	interest rate	Maturity	2020	2019
	%	%	date	USD	USD

USD 200,000,000 bond net of transaction costs	8.5%	10.57%	September 2025	187,014,715	-

Schedule of borrowings repayable
	2020	2019
	USD	USD

Payable within 1 year	7,000,000	14,541,774
Payable within 1 and 2 years	14,000,000	9,216,973
Payable within 2 and 5 years	179,000,000	24,948,779
Payable after 5 years	-	40,550,347
	200,000,000	89,257,873

Schedule of changes in liabilities arising from borrowings and leases
	1 January	Cash flows	Other*	31 December
	USD	USD	USD	USD

2020

Lease liability
Current	2,154,878	(786,416)	8,426,596	9,795,058
Non-current	28,624,259	-	50,665,248	79,289,507

Total	30,779,137	(786,416)	59,091,844	89,084,565

Borrowings
Current	14,539,187	(14,539,187)	7,000,000	7,000,000
Non-current	74,160,950	111,839,050	(5,985,285)	180,014,715

Total	88,700,137	97,299,863	1,014,715	187,014,715

2019

Lease liability
Current	2,112,624	(2,313,323)	2,355,577	2,154,878
Non-current	28,108,801	-	515,458	28,624,259

Total	30,221,425	(2,313,323)	2,871,035	30,779,137

Borrowings
Current	94,792,088	(8,435,416)	(71,817,485)	14,539,187
Non-current	-	-	74,160,950	74,160,950

Total	94,792,088	(8,435,416)	2,343,465	88,700,137